Liquidity and capital resources - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Regulatory Capital Resources [Line Items]
Private investment fund	€ 67,000
Public investment fund	230,000
Investment fund	297,000
Financial liabilities	27,199
Pending contract	11,600
Cash outflow from operations	(14,633)	€ (16,063)
Cash flow from investing activities	50	9,090
Cash flow from financing activities	1,929	97
Federal Belgian Institute For Health Insurance Inami [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Additional grants received			€ 400
Regional Government [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Additional grants received	2,400
RCA's [member]
Disclosure Of Regulatory Capital Resources [Line Items]
Financial liabilities	5,200
Increase decrease in cash flow from financing activities		1,400
Other Grants [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Increase decrease in cash flow from financing activities		1,300
Walloon Region [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Additional grants received	1,900
Cash flow from financing activities	2,700	1,100
Cash inflow	1,800
Amount received	6,100
Celdara Medical [member]
Disclosure Of Regulatory Capital Resources [Line Items]
Financial liabilities	27,200
AML and MDS franchise [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Cash outflow from operations	(14,600)	€ (16,100)
Decrease in cash outflow from operations	1,400
Short Term Investments [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Increase in cash outflow from investing activities	€ (9,000)